Material Partly-Owned Subsidiaries	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Material Partly-Owned Subsidiaries
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES

The Company has a subsidiary with material non-controlling interests (“NCI”). Information regarding the subsidiary is as follows:

Proportion of equity interest held by NCI:

		As of December 31,
Name	Country of incorporation and operation	2017	2016
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	33.65%

From APWC group perspective, SYE is considered an entity with material non-controlling interests and should be separated from Charoong Thai group.

	As of December 31,
	2017	2016
	US$’000	US$’000
Accumulated balances of material NCI:
CTW Consolidated	64,995	56,380
SYE	1,758	1,450

	For the year ended December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Profit / (loss) of material NCI:
CTW Consolidated	4,896	3,812	(789)
SYE	(15)	(181)	(364)

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized income statements for 2017:

	CTW consolidated	SYE
	US$’000	US$’000
Revenues	207,529	33,533
Cost of sales	(187,342)	(31,937)
Administrative expenses	(7,817)	(1,559)
Finance costs	(711)	(346)
Exchange gain/(loss)	1,335	282
Others	(9)	—
Profit/(loss) before tax	12,985	(27)
Income tax expense	(2,727)	—
Profit/(loss) for the year	10,258	(27)
Total comprehensive income/(loss)	20,440	318
Profit/(loss) attributable to non-controlling interests	4,896	(15)
Dividends paid to non-controlling interests	1,943	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized income statements for 2016:

	CTW consolidated	SYE
	US$’000	US$’000
Revenues	152,988	30,056
Cost of sales	(139,575)	(28,247)
Administrative expenses	(7,264)	(1,748)
Finance costs	(401)	(377)
Gain on disposal of investment property	4,466	—
Exchange gain/(loss)	618	(221)
Others	(55)	—
Profit/(loss) before tax	10,777	(537)
Income tax expense	(3,009)	—
Profit/(loss) for the year	7,768	(537)
Total comprehensive income/(loss)	8,450	(814)
Profit/(loss) attributable to non-controlling interests	3,812	(181)
Dividends paid to non-controlling interests	1,142	—

Summarized income statements for 2015:

	CTW consolidated	SYE
	US$’000	US$’000
Revenues	167,462	30,120
Cost of sales	(158,037)	(29,171)
Administrative expenses	(6,776)	(1,422)
Finance costs	(653)	(555)
Gain on disposal of investment property	32	—
Exchange loss	(3,027)	(54)
Others	46	—
Loss before tax	(953)	(1,082)
Income tax expense	(655)	—
Loss for the year	(1,608)	(1,082)
Total comprehensive loss	(11,461)	(1,392)
Loss attributable to non-controlling interests	(789)	(364)
Dividends paid to non-controlling interests	2,035	—

Summarized balance sheets as of December 31, 2017:

	CTW consolidated	SYE
	US$’000	US$’000
Cash, inventory and other current assets	149,875	15,063
Property, plant and equipment and other non-current assets	41,983	1,920
Trade and other payable (current)	(47,451)	(11,356)
Other non-current liabilities	(7,536)	—
Total equity	136,871	5,627
Equity attributable to equity holders of the parent	71,876	3,869
Non-controlling interests	64,995	1,758

6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized balance sheets as of December 31, 2016:

	CTW consolidated	SYE
	US$’000	US$’000
Cash, inventory and other current assets	117,401	11,767
Property, plant and equipment and other non-current assets	38,926	1,774
Trade and other payable (current)	(30,871)	(9,232)
Other non-current liabilities	(6,096)	—
Total equity	119,360	4,309
Equity attributable to equity holders of the parent	62,980	2,859
Non-controlling interests	56,380	1,450

Summarized cash flow information for the year ended December 31, 2017:

	CTW consolidated	SYE
	US$’000	US$’000
Operating	(24,018)	833
Investing	6,589	(252)
Financing	12,836	(563)
Effect of changes in exchange rate on cash	1,678	65
Net (decrease) increase in cash and cash equivalents	(2,915)	83

Summarized cash flow information for the year ended December 31, 2016:

	CTW consolidated	SYE
	US$’000	US$’000
Operating	7,319	(716)
Investing	443	(341)
Financing	(10,586)	1,470
Effect of changes in exchange rate on cash	(404)	(44)
Net (decrease) increase in cash and cash equivalents	(3,228)	369

Summarized cash flow information for the year ended December 31, 2015:

	CTW consolidated	SYE
	US$’000	US$’000
Operating	907	2,046
Investing	585	(68)
Financing	(19,043)	(2,619)
Effect of changes in exchange rate on cash	(3,384)	(64)
Net decrease in cash and cash equivalents	(20,935)	(705)